Investment in associates (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 2,947,423,653	$ 2,772,718,375
Current assets	722,366,145	729,183,275
Non-current liabilities	646,193,414	558,063,504
Current liabilities	407,478,476	492,944,004
Equity attributable to holders of the parent	2,551,318,337	2,367,944,352
Non-controlling interests	$ 64,799,571	82,949,790
Ecogas Inversiones S. A. [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		509,853,710
Current assets		282,657,701
Non-current liabilities		112,042,003
Current liabilities		176,965,322
Equity attributable to holders of the parent		272,683,007
Non-controlling interests		$ 230,821,080